(Loss) Earnings Per Share - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Income from continuing operations attributable to non-controlling interests	$ 681	$ 4,518	$ 4,808